Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Work in progress	$ 59	$ 286
Finished goods	494	154
Total inventories	$ 553	$ 440